REDWOOD MANAGED VOLATILITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	FIXED INCOME - 99.5%
181,782	BlackRock High Yield Bond Portfolio, Institutional Class	$ 1,219,757
174,381	Janus Henderson High-Yield Fund, Class I	1,201,486
199,089	Lord Abbett High Yield Fund, Class I	1,204,490
243,610	MainStay MacKay High Yield Corporate Bond Fund, Class I	1,210,740
159,815	PIMCO High Yield Fund, Institutional Class	1,206,601
225,696	Putnam High Yield Fund, Class Y	1,221,019
235,146	Vanguard High-Yield Corporate Fund, Admiral Class	1,206,298
	TOTAL OPEN END FUNDS (Cost $8,621,262)	8,470,391

	SHORT-TERM INVESTMENT — 0.0%
	MONEY MARKET FUND - 0.0%
320	Vanguard Cash Reserves Federal Money Market Fund, Admiral Shares, 5.30%(a)	320
	TOTAL SHORT-TERM INVESTMENT (Cost $320)	320

	TOTAL INVESTMENTS - 99.5% (Cost $8,621,582)	$ 8,470,711
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	41,625
	NET ASSETS - 100.0%	$ 8,512,336

(a)	Rate disclosed is the seven day effective yield as of September 30, 2023.